Financial Liability at Amortized Cost (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at amortised cost, category [member]
Finance cost	$ 234	$ 313